Revenue from Contract with Customers	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue from contract with customers

6. Revenue from contract with customers

Disaggregated revenue information

The table below shows the disaggregation of the Group’s revenue from contracts with external customers:

	For the year ended December 31, 2022
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Type of goods or service
Revenue from high-value solutions	293,229	—	293,229
Revenue from other containment and delivery solutions	506,423	—	506,423
Revenue from engineering	—	184,028	184,028
Total revenue from contracts with customers	799,652	184,028	983,680

Geographical markets
EMEA	502,066	97,646	599,712
APAC	70,332	29,930	100,262
North America	198,153	52,685	250,838
South America	29,101	3,767	32,868
Total revenue from contracts with customers	799,652	184,028	983,680

Timing of revenue recognition
Goods and services transferred at a point in time	780,903	17,179	798,082
Goods and services transferred over time	18,749	166,849	185,598
Total revenue from contracts with customers	799,652	184,028	983,680

	For the year ended December 31, 2021
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Type of goods or service
Revenue from high-value solutions	207,815	—	207,815
Revenue from other containment and delivery solutions	486,223	—	486,223
Revenue from engineering	—	149,882	149,882
Total revenue from contracts with customers	694,038	149,882	843,920

Geographical markets
EMEA	415,489	77,985	493,474
APAC	79,463	38,284	117,747
North America	175,231	31,730	206,961
South America	23,855	1,883	25,738
Total revenue from contracts with customers	694,038	149,882	843,920

Timing of revenue recognition
Goods and services transferred at a point in time	667,717	35,477	703,194
Goods and services transferred over time	26,321	114,405	140,726
Total revenue from contracts with customers	694,038	149,882	843,920

	For the year ended December 31, 2020
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Type of goods or service
Revenue from high-value solutions	146,332	—	146,332
Revenue from other containment and delivery solutions	418,599	—	418,599
Revenue from engineering	—	97,106	97,106
Total revenue from contracts with customers	564,931	97,106	662,037

Geographical markets
EMEA	338,564	59,575	398,139
APAC	54,433	12,702	67,135
North America	151,418	23,501	174,919
South America	20,516	1,328	21,844
Total revenue from contracts with customers	564,931	97,106	662,037

Timing of revenue recognition
Goods and services transferred at a point in time	553,789	38,417	592,207
Goods and services transferred over time	11,142	58,689	69,830
Total revenue from contracts with customers	564,931	97,106	662,037

The Group revenue are divided into two main segments:

-
Biopharmaceutical and Diagnostic Solutions: this segment includes all the products and services developed and provided for containment and delivery of pharmaceutical drugs and diagnostic reagents. This segment is further divided into two sub-categories:
o
High-value solutions: wholly owned, internally developed products, processes and services for which the Group hold intellectual property rights or have strong proprietary know-how and are characterized by particular complexity or high performance;
o
Other containment and delivery solutions.
-
Engineering: this segment includes all the equipment and technologies developed and provided to support the end-to-end pharmaceutical and diagnostic manufacturing processes.

Consolidated revenue at current exchange rates increase by EUR 139,760 thousand, or 16.6%, to EUR 983,680 thousand for the year ended December 31, 2022, compared to EUR 843,920 thousand for the year ended December 31, 2021, which in turn increase by EUR 181,883 thousand, or 27.5%, compared to EUR 662,037 thousand for the year ended December 31, 2020. Currency movements, mainly in USD, had a positive impact in 2022. Excluding this effect, consolidated revenue at constant currency exchange rates increase by 13.4% for the year ended December 31, 2022.

With reference to Biopharmaceutical and Diagnostic Solutions segment, revenue from high-value solutions increases by EUR 61,483 thousand, or 42.0% to EUR 207,815 thousand for the year ended December 31, 2021, compared to EUR 146,332 thousand for the year ended December 31, 2020; revenue on high-value solutions further increases by EUR 85,414 thousand or 41.1% to EUR 293,229 thousand for the year ended December 31, 2022. Revenue in other containment and delivery solutions increases by EUR 67,624 thousand, or 16.2%, from EUR 418,599 thousand for the year ended December 31, 2020 to EUR 486,223 thousand for the year ended December 31, 2021 and by further EUR 20,200 thousand, or 4.2%, to EUR 506,423 thousand for the year ended December 31, 2022.

Engineering segment revenue from contracts with external customers increases by EUR 52,776 thousand, or 54.3%, to EUR 149,882 thousand for the year ended December 31, 2021 compared to EUR 97,106 thousand for the year ended December 31, 2020; revenue further increases by EUR 34,146 thousand, or 22.8%, to EUR 184,028 thousand for the year ended December 31, 2022 driven by higher sales to external customers across all business lines, including visual inspection systems, assembly and packaging machines, glass converting machines, and aftersales activities.

For the year ended December 31, 2022, consolidated revenue increases in North America (by EUR 43,877 thousand or 21.2%), in EMEA (by EUR 106,238 thousand or 21.5%), in South America (by EUR 7,130 thousand or 27.7%) and decreases in the APAC market (by EUR 17,485 thousand or 14.8%).

For the year ended December 31, 2022, revenue related to goods and services transferred over time decreases by EUR 7,572 thousand, or 28.8%, in the In-Vitro Diagnostic business. Revenue recognized over time increases in the Engineering segment by EUR 52,444 thousand, or 45.8%, mainly due to new contracts and continued progress on orders where the Group has an enforceable right to payment for the performance completed to date.

Contract balances

The following table provides information on contractual asset from contracts with customer:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Trade Receivables	212,734	165,259
Contract Assets	103,417	62,133
Contract Liabilities	(14,847)	(18,771)
Advances From Customers	(26,568)	(23,616)
Total	274,736	185,005

The contract assets mainly relate to the Group’s right to consideration for production from construction contracts not yet invoiced as of the balance sheet date. The amount recognized as contract assets are reclassified to trade receivable as soon as the Groups has an unconditional right to consideration.

Revenue recognized in the current reporting period relates to carried-forward contract liabilities amounting to EUR 62,563 thousand in 2022 (respectively EUR 11,736 thousand in 2021 and EUR 19,765 thousand in 2020). As of December 31, 2022, the aggregate amount of the transaction price allocated to the remaining performance obligation is EUR 15,276 thousand (EUR 74,996 thousand as of December 31, 2021) and the Group will recognize this revenue as projects are completed, which is expected to occur over the next 12–18 months.